BLACKROCK NATURAL RESOURCES TRUST

(the “Fund”)

Supplement dated July 17, 2017 to the Statement of Additional Information, dated November 28, 2016,

as supplemented to date

Effective immediately, the following changes are made to the Fund’s Statement of Additional Information:

The chart listing investments and investment strategies in the section entitled “I. Investment Objective and Policies” in Part I of the Fund’s Statement of Additional Information is supplemented as follows:

Risk of Investing in China	X

Shareholders should retain this Supplement for future reference.

SAI-NRT-0717SUP